Rule 497(e)
File Nos. 333-203262 and 811-05817

GREAT-WEST SMART TRACK® II - 5 YEAR VARIABLE ANNUITY
An individual flexible premium variable annuity
Issued by
Great-West Life & Annuity Insurance Company

Supplement dated January 31, 2017
to the Prospectus dated December 30, 2016

This Rate Sheet Supplement (the “Supplement”) amends certain information contained in the Great-West Smart Track II - 5 Year Variable Annuity Prospectus dated December 30, 2016 (the “Prospectus”). Capitalized terms not defined in this Supplement have the same meaning as set forth in the Prospectus. This Supplement must be accompanied by, and read in conjunction with, the Prospectus. If you would like a copy of the current Prospectus, please contact the Retirement Resource Operations Center toll-free at (877) 723-8723. The Prospectus and this Supplement can also be found on the U.S. Securities and Exchange Commission’s website (www.sec.gov) by searching with File No. 333-203262.

This Supplement declares the Guaranteed Annual Withdrawal % (the “GAW%”) and Joint Guaranteed Annual Withdrawal % (the “Joint GAW%”) applicable to all GLWB Riders for Contracts, the applications for which are signed during the effective dates detailed below. This Supplement also declares the Distribution Credit applicable to the Great-West Secure Income Max GLWB Rider (the “Distribution Credit”) and the Accumulation Credit applicable to the Great-West Secure Income Plus GLWB Rider (the “Accumulation Credit”) for Contracts, the applications for which are signed during the effective dates detailed below.

To receive the following GAW%, Joint GAW%, Distribution Credit, or Accumulation Credit, your Great-West Smart Track II - 5 Year Variable Annuity application must be signed after December 30, 2016, your application must be received by us within 10 days of signing, and your initial Contribution must be received by us within 30 days of receipt of your application. If these terms are met, the following rates will apply to your Contract and cannot be changed. Rates reflected in Rate Sheet Supplements that were not in effect during this time period will not apply to your Contract. If we file a new Rate Sheet Supplement, the terms of this Supplement (including the GAW%s, Joint GAW%s, Accumulation Credits, and Distribution Credits) will be superseded by the terms of the new Rate Sheet Supplement. The terms of a Rate Sheet Supplement with no specified end date may not be amended unless we provide a minimum of 10 business days prior notice. The current and any proposed Rate Sheet Supplements may be found on the SEC’s website (www.sec.gov) by searching for File No. 333-203262.

Great-West Secure Income Foundation GLWB Rider:

The GAW% for a single Covered Person is based on the age when GAWs begin according to the following table:

GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

Joint GAW% Table
	Age 59½ - 64	Age 65 - 69	Age 70 - 79	Age 80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

Great-West Secure Income Max GLWB Rider:

The Distribution Credit for the Great-West Secure Income Max GLWB Rider is 1% for Contributions aged at least 5 years. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.50%	6.50%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	5.00%	6.00%

The Great-West Secure Income Max GLWB Rider increases each GAW% by 1% for Withdrawals that begin at least 5 years after the date of Rider Contribution.

Great-West Secure Income Plus GLWB Rider:

The Accumulation Credit used to determine the guaranteed minimum amount for the Great-West Secure Income Plus GLWB Rider is 5%. The GAW% for a single Covered Person is based on the following table:

	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin	Age When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	4.00%	5.00%	5.00%	6.00%

If there are Joint Covered Persons, a single GAW% is calculated based on the age of the younger Covered Person. This rate is the Joint GAW% and is based on the following table:

	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin	Age of Younger Covered Person When GAWs Begin
	59.5- 64	65- 69	70- 79	80+
% of Benefit Base	3.50%	4.50%	4.50%	5.50%

If you have any questions regarding this Supplement, please call the Retirement Resource Operations Center toll-free at (877) 723-8723, or write to the Retirement Resource Operations Center at PO Box 173920, Denver, CO 80217-3920.

This Supplement must be accompanied by, and read in conjunction with, the current Prospectus and
Statement of Additional Information dated December 30, 2016.

Please read this Supplement carefully and retain it for future reference.